Share Based Compensation - Classification of expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation
Share-based compensation expense	$ 1,502	$ 322	$ 3,119	$ 550	$ 897	$ 368
Total unrecognized compensation cost	34,676		$ 34,676		$ 4,280
Expenses expected to be recognized over a weighted average remaining period			3 years 6 months 15 days		3 years 2 months 19 days
Research and development expenses
Share-based compensation
Share-based compensation expense	576	121	$ 1,141	181	$ 324	59
General and administrative expenses
Share-based compensation
Share-based compensation expense	$ 926	$ 201	$ 1,978	$ 369	$ 573	$ 309